PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - Prepayments Other Receivable and Other Assets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other collaboration receivables	$ 68,917	$ 54,078
Other receivables	1,077	837
Lease receivables	3,106	1,388
VAT recoverable	1,549	717
Prepayments	10,954	12,231
Total	$ 85,603	$ 69,251